Note 20 - Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2017	2016	2015
Foreign currency translation reserve	(5,885)	(6,258)	(6,520)
Equity-settled share-based payment reserve (Note 23.1)	16,746	16,041	15,871
Contributed surplus	132,591	132,591	132,591
Total	143,452	142,374	141,942